3. Disposition and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disposition And Discontinued Operations
Disposition and Discontinued Operation

On July 16, 2010, the Company sold its 51%ownership stake in Biaoshang to Mr. Peter Jiang, Biaoshang’s founder and Chief Executive Officer, forcash consideration of RMB3,468,000. The Company will not have any continuing involvement in the operations of Biaoshang.

On March 13, 2011, the Companysold its 51% ownership stake in Wangku to Mr. Wang Haibo, Wangku’s founder and Chief Executive Officer, for cash consideration of RMB6,000,000. The Company will not have any continuing involvement in the operations of Wangku.

After disposal of Biaoshang and Wangku, they were no longer related parties of the Company.

The financial results of the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the
				Year Ended
	For the Years Ended December 31,			December 31,
	2010	2011	2012	2012
Revenues
Service fee revenue	¥9,235,836	¥1,740,799	¥-	$-
Total Revenues	9,235,836	1,740,799	-	-

Cost of revenues
Cost of service fee revenue	(1,026,319)	(192,320)	-	-
Amortization of acquired technology	(320,312)	(48,097)	-	-
Total Cost of Revenues	(1,346,631)	(240,417)	-	-

Gross Profit	7,889,205	1,500,382	-	-

Operating Expenses
General and administrative expenses	(7,513,153)	(1,560,645)	-	-
Selling and distribution expenses	(3,699,450)	(1,025,957)	-	-
Total Operating Expenses	(11,212,603)	(2,586,602)	-	-

Loss from operations	(3,323,398)	(1,086,220)	-	-

Other income (expenses)
Interest income	1,683	2	-	-
Interest expenses	(276,447)	(5,600)	-	-
Gain on extinguishment of debt	234,397	-	-	-
Income on investments	3,427,236	6,701,170	-	-
Gain before income tax	63,471	5,609,352	-	-
Less: Income tax expenses	-	-	-	-
Gain from discontinued operations	¥63,471	¥5,609,352	¥-	$-

As of December 31, 2012, the Company made a bad debt provision of RMB1,200,000 (US$192,613) for other receivables due from previously consolidated entities, as certain circumstance indicated that the collectability of it could not be reasonably assured.